Average balance sheet and interest rates	12 Months Ended
Sep. 30, 2022
Average balance sheet and interest rates
Average balance sheet and interest rates

Note 9. Average balance sheet and interest rates

The daily average balances of the Group’s interest earning assets and interest bearing liabilities are shown below along with their interest income or expense.

	2022			2021			2020
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	income	rate	balance	income	rate	balance	income	rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Cash and balances with central banks and other financial assets[1]:
Australia	82,102	446	0.5	37,729	12	-	26,019	98	0.4
New Zealand	9,769	150	1.5	6,579	16	0.2	3,637	17	0.5
Other overseas	17,238	157	0.9	9,105	20	0.2	14,180	112	0.8
Trading securities and financial assets measured at FVIS:
Australia	16,715	235	1.4	16,659	116	0.7	20,300	217	1.1
New Zealand	3,784	76	2.0	3,881	28	0.7	4,728	47	1.0
Other overseas	2,337	36	1.5	3,251	48	1.5	4,601	95	2.1
Investment securities:
Australia	70,804	985	1.4	81,665	1,104	1.4	71,402	1,347	1.9
New Zealand	4,950	85	1.7	4,492	74	1.6	3,921	96	2.4
Other overseas	2,027	56	2.8	1,552	22	1.4	2,858	78	2.7
Loans[1,2]:
Australia	582,456	17,614	3.0	558,435	17,854	3.2	573,179	21,273	3.7
New Zealand	88,002	3,206	3.6	85,525	2,731	3.2	81,920	3,223	3.9
Other overseas	6,362	199	3.1	6,440	125	1.9	14,973	444	3.0
Assets held for sale:
Australia	425	6	1.4	1,583	28	1.8	-	-	-
New Zealand	-	-	-	-	-	-	-	-	-
Other overseas	-	-	-	2,560	100	3.9	-	-	-
Total interest earning assets and interest income	886,971	23,251	2.6	819,456	22,278	2.7	821,718	27,047	3.3
Non-Interest earning assets
Derivative financial instruments	23,395			20,305			31,334
Life insurance assets	-			226			4,614
Assets held for sale	2,444			4,590			-
All other assets[3]	61,953			61,478			62,414
Total non-interest earning assets	87,792			86,599			98,362
Total assets	974,763			906,055			920,080

1.In 2022, the presentation of certain average balance sheet line items has been revised:

a.

Cash and other financial assets, previously presented as part of “Loans and other receivables”, as well as collateral paid, previously presented separately, are now presented as “Cash and balances with central banks and other financial assets”;

b.	Loans, previously presented as part of “Loans and other receivables”, are now presented separately; and
c.

Collateral received, previously presented separately, is now included in “Other interest bearing liabilities”. The associated interest income and expense have also been revised. Comparatives have been revised.

2.

Loans are net of Stage 3 provision for expected credit losses (ECL), where interest income is determined based on their carrying value. Stages 1 and 2 provisions for ECL are not included in the average interest earning assets balance, as interest income is determined based on the gross value of loans. Interest income includes net ineffectiveness on qualifying hedges.

3.	Includes property and equipment, intangible assets, deferred tax assets, non-interest earning loans relating to mortgage offset accounts and all other non-interest earning assets.

Note 9. Average balance sheet and interest rates (continued)

	2022			2021			2020
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	expense	rate	balance	expense	rate	balance	expense	rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Liabilities
Interest bearing liabilities
Repurchase agreements:
Australia	35,136	109	0.3	32,600	54	0.2	16,120	73	0.5
New Zealand	2,543	39	1.5	986	2	0.2	380	1	0.3
Other overseas	100	2	2.0	-	-	-	-	-	-
Deposits and other borrowings:
Australia	493,993	2,249	0.5	457,675	1,400	0.3	435,877	3,745	0.9
New Zealand	60,786	765	1.3	60,066	418	0.7	57,096	882	1.5
Other overseas	21,175	195	0.9	13,610	50	0.4	25,660	427	1.7
Loan capital:
Australia	28,961	934	3.2	24,573	754	3.1	19,554	663	3.4
New Zealand	1,747	92	5.3	1,653	85	5.1	1,833	94	5.1
Other overseas	-	-	-	368	10	2.7	1,324	43	3.2
Other interest bearing liabilities[1,2]:
Australia	137,796	1,308	0.9	123,252	2,236	1.8	163,416	3,787	2.3
New Zealand	18,579	403	2.2	16,143	368	2.3	18,726	560	3.0
Other overseas	1,876	(6)	(0.3)	4,075	31	0.8	5,655	76	1.3
Liabilities held for sale:
Australia	-	-	-	-	-	-	-	-	-
New Zealand	-	-	-	-	-	-	-	-	-
Other overseas	-	-	-	1,335	12	0.9	-	-	-
Total interest bearing liabilities and interest expense	802,692	6,090	0.8	736,336	5,420	0.7	745,641	10,351	1.4
Non-interest bearing liabilities
Deposits and other borrowings:
Australia	54,178			49,592			45,231
New Zealand	14,031			12,426			8,760
Other overseas	1,038			7			901
Derivative financial instruments	24,750			20,612			33,249
Life insurance liabilities	-			253			2,999
Liabilities held for sale	682			2,728			-
All other liabilities[3]	7,069			13,202			15,233
Total non-interest bearing liabilities	101,748			98,820			106,373
Total liabilities	904,440			835,156			852,014
Shareholders’ equity	70,268			70,849			68,014
NCI	55			50			52
Total equity	70,323			70,899			68,066
Total liabilities and equity	974,763			906,055			920,080

1.	In 2022, the presentation of certain average balance sheet line items has been revised:
a.

Cash and other financial assets, previously presented as part of “Loans and other receivables”, as well as collateral paid, previously presented separately, are now presented as “Cash and balances with central banks and other financial assets”;

b.	Loans, previously presented as part of “Loans and other receivables”, are now presented separately; and
c.

Collateral received, previously presented separately, is now included in “Other interest bearing liabilities”. The associated interest income and expense have also been revised. Comparatives have been revised.

2.	Includes net impact of Treasury balance sheet management activities and the Bank levy.
3.	Includes other financial liabilities, provisions, current and deferred tax liabilities and all other non-interest bearing liabilities.

Calculation of variances

Net interest income may vary from year to year due to changes in the volume of, and interest rates associated with, interest earning assets and interest bearing liabilities. The following table allocates the change in net interest income between changes in volume and interest rate for those assets and liabilities:

●	Volume changes are determined based on the movements in average asset and liability balances; and
●	interest rate changes are determined based on the change in interest rate associated with those assets and liabilities. Variances that arise due to a combination of volume and interest rate changes are allocated to interest rate changes.

Note 9. Average balance sheet and interest rates (continued)

	2022			2021
Consolidated	Change due to			Change due to
$m	Volume	Rate	Total	Volume	Rate	Total
Interest earning assets
Cash and balances with central banks and other financial assets[1]:
Australia	2	432	434	71	(157)	(86)
New Zealand	9	125	134	10	(11)	(1)
Other overseas	26	111	137	(38)	(54)	(92)
Trading securities and financial assets measured at FVIS:
Australia	6	113	119	(34)	(67)	(101)
New Zealand	(1)	49	48	(9)	(10)	(19)
Other overseas	(13)	1	(12)	(28)	(19)	(47)
Investment securities:
Australia	(152)	33	(119)	202	(445)	(243)
New Zealand	8	3	11	14	(36)	(22)
Other overseas[2]	(2)	4	2	(20)	(36)	(56)
Loans[1]:
Australia	743	(983)	(240)	(551)	(2,868)	(3,419)
New Zealand	79	396	475	141	(633)	(492)
Other overseas[2]	(38)	44	6	(209)	(110)	(319)
Assets held for sale:
Australia	(22)	-	(22)	14	14	28
New Zealand	-	-	-	-	-	-
Other overseas[2]	-	-	-	62	38	100
Total change in interest income	645	328	973	(375)	(4,394)	(4,769)
Interest bearing liabilities
Repurchase agreements:
Australia	-	55	55	87	(106)	(19)
New Zealand	6	31	37	2	(1)	1
Other overseas	-	2	2	-	-	-
Deposits and other borrowings:
Australia	122	727	849	270	(2,615)	(2,345)
New Zealand	5	342	347	45	(509)	(464)
Other overseas[2]	26	108	134	(179)	(198)	(377)
Loan capital:
Australia	136	44	180	176	(85)	91
New Zealand	5	2	7	(9)	-	(9)
Other overseas	(10)	-	(10)	(31)	(2)	(33)
Other interest bearing liabilities[1]:
Australia	127	(1,055)	(928)	(719)	(832)	(1,551)
New Zealand	30	5	35	(29)	(163)	(192)
Other overseas[2]	(1)	(37)	(38)	(21)	(24)	(45)
Liabilities held for sale:
Australia	-	-	-	-	-	-
New Zealand	-	-	-	-	-	-
Other overseas[2]	-	-	-	2	10	12
Total change in interest expense	446	224	670	(406)	(4,525)	(4,931)
Change in net interest income:
Australia	192	(176)	16	(112)	115	3
New Zealand	49	193	242	147	(17)	130
Other overseas	(42)	87	45	(4)	33	29
Total change in net interest income	199	104	303	31	131	162

1.	In 2022, the presentation of certain average balance sheet line items has been revised:
a.

Cash and other financial assets, previously presented as part of “Loans and other receivables”, as well as collateral paid, previously presented separately, are now presented as “Cash and balances with central banks and other financial assets”;

b.	Loans, previously presented as part of “Loans and other receivables”, are now presented separately; and
c.	Collateral received, previously presented separately, is now included in “Other interest bearing liabilities”.

The associated interest income and expense have also been revised. Comparatives have been revised.

2.

The change in interest income and interest expense for 30 September 2022 included amounts relating to other overseas assets and liabilities held for sale. These assets and liabilities held for sale related to Westpac Pacific which was classified as held for sale during 2021 but ceased to be classified as held for sale when the agreement to sell was terminated in September 2021. As a result the assets and liabilities held for sale were reclassified to their original balance sheet financial statement line. To appropriately attribute the change in interest income and expense on these assets and liabilities, the change in volume and rate for these assets is also reflected in the original balance sheet financial statement line in the table above.